Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Cash flow from operating activities
Net profit (loss) for the period	$ (11,090,881)	$ 2,292,381
Items not affecting cash:
Depreciation and amortization	11,454	11,443
Share-based compensation	3,204,704	2,007,506
Interest expense	979	21,261
Foreign exchange adjustments		884,536
Gain from government grant	(3,388)
Loss on extinguishment of settlement of debt		201,138
Change in fair value of warrants	78,938	(8,879,154)
Changes in non-cash working capital:
Amounts receivable	(1,958)	6,715
Prepaid expenses	(1,167,991)	(637,112)
Accounts payable and accrued liabilities	(190,504)	(1,713,000)
Net cash from operating activities	(9,158,647)	(5,804,286)
Cash flow from financing activities
Proceeds from public offering, net		29,731,961
Proceeds from exercise of warrants	6,509,768
Share and warrant buyback program	(10,069,065)
Repayment government grant	(23,577)
Proceeds from receipt of short-term loans		35,000
Proceeds from issuance of convertible loans		215,710
Share issuance costs		(2,767,924)
Repayment of unsecured convertible loan		(309,642)
Change in fair value of warrants		72,693
Repayment of short-term loans		(274,000)
Net cash from financing activities	(3,582,874)	26,703,798
Increase (decrease) in cash	(12,741,521)	20,899,512
Effects of changes in foreign exchange		(856,459)
Cash, beginning of the period	57,268,685	21,249
Cash, end of the period	44,527,164	20,064,302
Supplementary information:
Shares issued for settlement of debt		$ 329,670